Asset Retirement Obligations (Tables)	Nov. 18, 2019
Asset Retirement Obligation Disclosure [Abstract]
Changes to Asset Retirement Obligations	The changes to AROs during 2019 were as follows:

Amount
(millions)
Dominion Energy
AROs at December 31, 2018 (1)	$2,532
Obligations incurred during the period (2)	2,404
Obligations settled during the period	(100)
AROs acquired in the SCANA Combination	577
Revisions in estimated cash flows (2)	(229)
Accretion	153

AROs at September 30, 2019 (1)	$5,337

Virginia Power
AROs at December 31, 2018 (3)	$1,445
Obligations incurred during the period (2)	2,403
Obligations settled during the period	(60)
Revisions in estimated cash flows (2)	(202)
Accretion	94

AROs at September 30, 2019 (3)	$3,680

Dominion Energy Gas
AROs at December 31, 2018 (4)	$88
Obligations settled during the period	(2)
Accretion	3

AROs at September 30, 2019 (4)	$89

(1)	Includes $ 282 million and $ 317 million reported in other current liabilities at December 31, 2018 and September 30, 2019, respectively.
(2)	Primarily related to future ash pond and landfill closure costs at certain utility generation facilities. See Note 18 for further information.
(3)	Includes $ 245 million and $ 262 million reported in other current liabilities at December 31, 2018 and September 30, 2019, respectively.
(4)
Includes $
79
 million and $
76
 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2018 and September 30, 2019, respectively.